VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
As a result of the implementation of the new FASB guidance on consolidation, a number of entities controlled by TCPL are now considered to be VIEs. A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity.
In the normal course of business, the Company consolidates VIEs in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs in which the Company has a variable interest but is not the primary beneficiary are accounted for as equity investments.
Consolidated VIEs
The Company's consolidated VIEs consist of legal entities where the Company is the primary beneficiary. As the primary beneficiary, the Company has the power, through voting or similar rights, to direct the activities of the VIE that most significantly impact economic performance including purchasing or selling significant assets; maintenance and operations of assets; incurring additional indebtedness; or determining the strategic operating direction of the entity. In addition, the Company has the obligation to absorb losses or the right to receive benefits from the consolidated VIE that could potentially be significant to the VIE.
A significant portion of the Company’s assets are held through VIEs in which the Company holds a 100 per cent voting interest, the VIE meets the definition of a business and the VIE’s assets can be used for general corporate purposes. The assets and liabilities of the consolidated VIEs whose assets cannot be used for purposes other than the settlement of the VIE’s obligations are as follows:

at December 31
(millions of Canadian $)	2016	2015

ASSETS
Current Assets
Cash and cash equivalents	77	54
Accounts receivable	71	55
Inventories	25	25
Other	10	6
	183	140
Plant, Property and Equipment	3,685	3,704
Equity Investments	606	664
Goodwill	525	541
Intangible and Other Assets	1	—
	5,000	5,049
LIABILITIES
Current Liabilities
Accounts payable and other	80	74
Accrued interest	21	21
Current portion of long-term debt	76	45
	177	140
Regulatory Liabilities	34	33
Other Long-Term Liabilities	4	4
Deferred Income Tax Liabilities	7	—
Long-Term Debt	2,827	2,998
	3,049	3,175

Non-Consolidated VIEs
The Company’s non-consolidated VIEs consist of legal entities where the Company is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the economic performance of these VIEs or where this power is shared with third parties. The Company contributes capital to these VIEs and receives ownership interests that provide it with residual claims on assets after liabilities are paid.
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2016	2015

Balance sheet
Equity investments	4,964	5,410
Off-balance sheet
Potential exposure to guarantees	163	227
Maximum exposure to loss	5,127	5,637